Summary of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Balance - December 31, 2024	$ 936,321	$ 105,049
Balance - December 31, 2025	$ 709,203	$ 936,321